Morgan Stanley Institutional Fund, Inc.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

September 28, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 205549

Re:	Morgan Stanley Institutional Fund, Inc.
File Number: 033-23166, 811-05624

Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Fund, Inc. (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2007, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 26, 2007, accession number 0001104659-07-071453.

If you have any questions or comments regarding this filing, please call Elizabeth Nelson at (630) 684-6301.

Very truly yours,

Morgan Stanley Institutional Fund, Inc.

/s/ Elizabeth Nelson
Elizabeth Nelson